During the year ended February 28, 2022 warrant holders had the following activity: (Details) - 12 months ended Feb. 28, 2022	USD ($) shares	USD ($)	$ / shares	Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of debt	in conjunction with debt disclosed in Note 11 (44), the Company issued warrants to a lender to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033, in conjunction with debt disclosed in Note 11 (10), the Company issued warrants to a lender to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005,andin conjunction with debt disclosed in Note 11 (46), the Company issued warrants to a lender to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783
Warrants as consideration for debt extensions | shares	285,000,000
Term of debt extension	3 years
Interest on fair value | $	$ 5,415,000
Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.0164
Measurement Input, Share Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.135
Risk free interest rate			0.041
Measurement Input, Share Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.037
Risk free interest rate			0.029
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				3.8560
Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				4.110
Risk free interest rate				0.3530
Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				4.0333
Risk free interest rate				0.3590
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				0.0162
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				0.0043
Risk free interest rate				0.0046
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				0.0027
Risk free interest rate				0.0095
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)	3 years
Expected term (years)	3 years
Expected term (years)	3 years
Warrant1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $	$ 411,000,000
Issuance of common stock | $	395,022,447
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.019
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.00	0.146
Risk free interest rate		0.00	0.039
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.0071
Risk free interest rate			0.028
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $	3,324,212
Proceeds from Issuance of Common Stock | $	$ 21,929